Subsidiaries (Acquisition of Golden Phillips) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Cash consideration paid in acquisition of Golden Phillips		¥ 0	¥ 152,800	¥ 0
Shanghai Petrochemical Investment Development Company Limited ("Toufa") [member] | Shanghai Golden Phillips Petrochemical Company Limited ("Golden Phillips") [member] | Philips Petroleum International Investment Company ("Philips Petroleum") [member]
Disclosure of subsidiaries [line items]
Remaining percentage of equity held by Philips Petroleum prior to transaction	40.00%
Cash consideration paid in acquisition of Golden Phillips	¥ 152,800
Carrying amount of non-controlling interests acquired			162,359
Consideration paid to non-controlling interests			(152,800)
Gains recognized in the transactions with non-controlling interests within equity - other reserves			¥ 9,559